Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 2,351,452	$ 278,731
Receivable from government authorities	261,619	201
Input tax credit	1,131,083	697,214
Other receivables	1,680,126	25,971
Total	$ 5,424,280	$ 1,002,117